Fair Value Measurements - Estimated Debt Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, principal amount	$ 113,622	$ 125,510
Long term debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, principal amount	51,664	50,117
Revolving line of credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Line of credit, principal amount	61,958	75,393
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	40,661	36,413
Debt	101,899	110,729
Carrying amount | Revolving line of credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving line of credit	61,238	74,316
Fair value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	58,143	55,378
Debt	128,831	138,392
Fair value | Revolving line of credit | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving line of credit	$ 70,688	$ 83,014